Share Capital and Capital Surplus and Others - Number of Authorized, Issued and Outstanding Common Shares and the Details of Capital Surplus and Others (Detail) - KRW (₩)
₩ / shares in Units, ₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Number of authorized shares	670,000,000	670,000,000
Par value (in Won)	₩ 100	₩ 100
Number of issued shares	214,790,053	218,833,144
Share capital:
Common share	₩ 30,493	₩ 30,493
Capital surplus and others:
Paid-in surplus	1,771,000	1,771,000
Treasury shares (note 24)	(92,962)	(301,981)
Hybrid bonds (Note 25)	398,509	398,509
Share option (note 26)	14,498	9,818
Others	(14,045,981)	(13,705,990)
Capital Surplus	₩ (11,954,936)	₩ (11,828,644)